                                 [LIBERTY LOGO]

                                 Liberty Global
                             Young Investor(SM) Fund
                                Semiannual Report
                                 March 31, 2001

                         [BACKGROUND PHOTO THREE FACES]

                                                                    Look for
                                                              your Dollar Digest
                                                                in the back of
                                                                 this report!

TO OUR SHAREHOLDERS:

[GIBSON PHOTO]

Welcome to the Liberty Global Young Investor Fund and its first shareholder report. We're excited about this innovative fund and pleased to be able to provide you with a growth-oriented global mutual fund with award-winning educational materials about money, savings and investing.

As a Liberty Global Young Investor you will receive a shareholder report every quarter. These reports will show you how the fund has performed over the last quarter, six months or year. They will also provide you with detailed information about the stocks in the fund and an interview with the portfolio managers.

Along with each quarterly report, you'll also receive the latest issue of Dollar Digest, a fun, colorful newsletter that discusses ideas for earning money and contains profiles of companies you may know, interviews with leading business people, and games and quizzes. This quarter's Dollar Digest features the winners of our annual essay contest. These kids have some great ideas for saving and investing and they won a combined total of $25,000.00 in Young Investor shares.

Since Liberty Global Young Investor Fund just opened on December 14, 2000, this report only covers a 3 1/2-month time period.

That's a pretty short period, especially for a fund like this one, which is intended for long-term investing. Your fund's management team, consisting of managers from Stein Roe & Farnham, Incorporated and Liberty Wanger Asset Management (WAM), worked hard during the period to build the fund's portfolio. The managers from Stein Roe manage the fund's U.S. investments with the same principles on which the firm was founded almost 70 years ago -- sensible risks, intelligent investments. WAM manages the fund's foreign investments. This firm has built a reputation for original thinking and unconventional stock picking. Following a team-based approach to money management, WAM's money managers are known for seeking growth in places that may have been overlooked.

The following report provides the managers' insights and specific information about the fund's performance. For more information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
May 10, 2001

PORTFOLIO MANAGERS' REPORT

[BRADY PHOTO]
[GUSTAFSON PHOTO]

David Brady and Erik Gustafson are senior vice presidents of the advisor, Stein Roe & Farnham Incorporated. Mr. Brady and Mr. Gustafson co-manage the fund with a team of managers from the sub-advisor, Liberty Wanger Asset Management. Mr. Brady and Mr. Gustafson have been co-portfolio managers of the fund since its inception on December 14, 2000.

Q:       HOW HAS THE FUND PERFORMED SINCE IT OPENED ON DECEMBER 14, 2000?

A: The global markets were down during the fund's initial period of operations.

         In the three months since the fund's inception, or start-up date, the Liberty Global Young Investor Fund class A shares returned negative 15.50% without a sales charge. This performance trailed the global stock markets, as measured by the MSCI All-Country World Index, which had a total return of negative 13.38% for the same time period.

Q:       HOW WAS THE FUND INVESTED DURING THE PERIOD?

A: During the period we looked for stocks to buy for the fund's portfolio. Our strategy is to look for long-term growth by investing in the stocks of U.S. and foreign companies that show market leadership, present strong balance sheets and offer experienced management teams. We look for stocks that we believe are reasonably priced given the company's assets (anything owned by the company) and earning power (the company's ability to make money). We want to build a fund of stocks from companies that we believe


                           CUMULATIVE TOTAL RETURNS, %
                              AS OF MARCH 31, 2001

                          CLASS A                 CLASS B                CLASS C          CLASS Z
INCEPTION                 12/14/00                12/14/00              12/14/00         12/14/00
--------------------------------------------------------------------------------------------------
                     without     with       without      with      without     with       without
                      sales     sales        sales      sales       sales      sales       sales
                     charge     charge      charge      charge      charge     charge     charge
--------------------------------------------------------------------------------------------------
LIFE OF FUND         -15.50     -20.36      -15.67     -19.88       -15.42     -16.26     -15.42
--------------------------------------------------------------------------------------------------

Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates. Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

         have a sustainable competitive advantage. Also, as this fund was created especially for young investors, we look for companies that provide products and services that kids use.

Q:       IN HOW MANY COUNTRIES DID THE FUND INVEST?

A: As a global fund, we must invest in companies in at least three different countries. The fund was invested in 16 countries during the period. The largest investments, as a percentage of the fund's net assets, were in the United States (49.5%), Italy (7.7%), United Kingdom (8.6%), Japan (6.9%), Germany (4.0%), and France (4.8%).

SECTOR BREAKDOWN AS OF 3/31/01

Consumer staples                                                          3.11%
Telecom services                                                          4.48%
Basic Materials                                                           1.66%
Energy                                                                    5.73%
Financials                                                               21.33%
Utilities                                                                 6.47%
Health care                                                              11.04%
Consumer discretionary                                                   19.26%
Information technology                                                   11.57%
Industrials                                                              15.35%

Sector breakdowns are calculated as a percentage of the total investments in Liberty Global Young Investor Fund. Because the fund is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown of these holdings in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page (or next page) are based upon the advisor's defined criteria as used in the investment process.


Q: WHAT WAS THE WORST PERFORMING PORTION OF THE FUND, AND WHAT DID YOU DO TO REDUCE LOSSES?

A: Two sectors, or areas of the market, caused the downturn of both the fund and the overall market averages: telecommunications and technology. While the fund attempts to invest in only high quality companies in these areas, even these companies could not escape the effects of the slowdown in Internet technology spending.

         While we believe that technology and telecommunications will be fast-growing sectors of the economy over the long run, currently many of these companies are having a tough time. We sold some technology and telecommunications companies, such as WorldCom and Lucent Technologies, because of this view.

         We kept small holdings in some data storage and Internet software infrastructure companies, such as EMC Corp. (0.7% of net assets) and Network Appliance, Inc. (0.4% of net assets). When spending in Internet technology increases again, we believe that these companies should be among the first to benefit.

         We also purchased some stocks in the technology sector because their prices had dropped to a point where we believed their true value was not being recognized. An example is BEA Systems, Inc. (0.5% of net assets), makers of software products for applications on the Internet. While the stock has lost 70% of its value from a year ago, we feel this makes the company a bargain. Overall, we think that the fund is more likely to see some growth potential from these kinds of stocks by purchasing them now at this lower price.

Q:       WHAT WAS THE BEST PERFORMING PORTION OF THE FUND?

A: Companies within the utilities sector -- such as power companies -- were the best performing for the fund during the abbreviated report period. The ongoing demand for reliable sources of energy was a big factor. We believe that one of the fund's largest holdings, Calpine Corp. (2.0% of net assets), a low-cost supplier of electricity, may be poised to take advantage of this situation.

         Companies within the financial sector also performed well for the fund. Household International, Inc. (2.7% of net assets), a low-cost consumer loan company and now the fund's largest holding; Goldman Sachs Group, Inc. (1.1% of net assets), a major investment bank; and Citigroup, Inc. (1.1% of net assets), one of the world's largest diversified financial services companies, all benefited from declining interest rates. That's because interest rates represent the "cost of money" and the lower the cost of money for these companies, the more potential profit for their business.

         Stocks of other U.S. companies that helped the fund included Mattel, Inc. (1.5% of net assets), Cedar Fair LP (1.3% of net assets) and the Gap, Inc. (1.0% of net assets). These stocks are known as consumer cyclicals because their performance depends upon the actions of consumers. They are referred to as "cyclical" because of the ups and downs that these types of companies experience over time. We believe consumer cyclicals performed well primarily because they were strong companies with good management, and also because consumers hadn't changed their spending habits and were still buying toys and clothes.

Q:       HOW DID YOU MANAGE THE FUND'S FOREIGN INVESTMENTS?

A: Overseas, the fund took advantage of the current pension crisis. A pension is money that's set aside by companies to pay retired workers. The pension crisis in Europe began when many companies realized that they did not have enough money set aside to pay all the people who were going to retire. As a result, workers began investing their own money so that they will have an income when they retire. Companies like Banca Intesa SPA (1.5% of net assets) and Banca Fideuram SPA (1.2% of net


TOP 10 HOLDINGS AS OF 3/31/01
(as a percentage of net assets)

--------------------------------------------------------------------------------
 1.  HOUSEHOLD INTERNATIONAL (U.S.)                                        2.66%
--------------------------------------------------------------------------------
 2.  BG PLC  (United Kingdom)                                              2.33%
--------------------------------------------------------------------------------
 3.  SAIPEM (Italy)                                                        2.11%
--------------------------------------------------------------------------------
 4.  CALPINE (U.S.)                                                        2.00%
--------------------------------------------------------------------------------
 5.  KINDER MORGAN (U.S.)                                                  1.90%
--------------------------------------------------------------------------------
 6.  GENERAL ELECTRIC (U.S.)                                               1.84%
--------------------------------------------------------------------------------
 7.  NINTENDO (Japan)                                                      1.73%
--------------------------------------------------------------------------------
 8.  ESSILOR INTERNATIONAL (Mexico)                                        1.73%
--------------------------------------------------------------------------------
 9.  ATOS SA (France)                                                      1.68%
--------------------------------------------------------------------------------
10.  SMITH & NEPHEW (United Kingdom)                                       1.68%
--------------------------------------------------------------------------------

Holdings are calculated as a percentage of the total net assets in Liberty Global Young Investor Fund. Because the fund is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings.

         assets) in Italy have been growing quickly because they offer investments and education to workers to help them plan for retirement.

         Also overseas, companies have been trying to streamline their operations. In order to concentrate on their core, or main, business, many companies overseas have been hiring other companies to take care of certain jobs. For instance, ISS A/S (1.5% of net assets) is a Danish company that provides cleaning services. A lot of companies want to hire someone else to take care of their cleaning. Another company, Li & Fung LTD (1.2% of net assets), in Hong Kong, has been doing well because it arranges for the manufacture of many consumer goods, including Happy Meal toys. By hiring Linfung, McDonalds can concentrate on making delicious hamburgers and fries, and still give kids great toys.

Q:       WHAT DO YOU EXPECT WILL HAPPEN IN THE NEXT SIX MONTHS TO A YEAR?


A: It is likely that the U.S. economy will continue to slow over the next few months. Inventories have been growing faster than sales at both stores and factories, which means that companies have more products than consumers want to buy. We will be carefully watching economic indicators such as consumer confidence to see if the problems in the technology and telecommunications sectors affect the way consumers spend. We do feel that the U.S. government will develop a tax relief package that would put money back into the economy. We also believe that the Federal Reserve may continue to lower interest rates, an action that has historically helped the stock market. The bottom line from our point of view is that the U.S. markets may be close to the end of the period of adjusting to the prospect of more difficult times, and not too far from the point when we can start to anticipate a better market in 2002.

         During the next few months, we believe that foreign investments may provide a better return for U.S. investors. In the medium term, we think that foreign countries should have plenty of cost-cutting potential from restructuring and use of technology, which could increase long-term returns on international investments in the next few years.

LIBERTY GLOBAL YOUNG INVESTOR FUND

INVESTMENT PORTFOLIO AT
MARCH 31, 2001 (UNAUDITED)
(IN THOUSANDS)

COMMON STOCKS - 94.0%                                          SHARES     VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 9.8%
DATA PROCESSING SERVICES - 4.1%
Atos SA (a)                                                      (b)         31
Computershare Ltd.                                                6          20
Teleplan International NV(a)                                      1          25
                                                                         ------
                                                                             76
                                                                         ------
DIVERSIFIED COMMERCIAL SERVICES - 4.2%
Hays PLC                                                          5          21
ISS A/S  (a)                                                      1          28
Secom Co., Ltd.                                                   1          28
                                                                         ------
                                                                             77
                                                                         ------
EMPLOYMENT SERVICES - 1.5%
Deutscher Industrie Service AG                                    1          28
                                                                         ------

CONSUMER DISCRETIONARY - 10.2%
AUTOMOBILES & COMPONENTS - 0.5%
Gentex Corp.                                                     (b)     $    9
                                                                         ------
CONSUMER DURABLES & APPAREL - 1.2%
Li & Fung Ltd.                                                   14          22
                                                                         ------
CONSUMER PRODUCTS - 0.9%
Deutsche Boerse Ag                                               (b)         17
                                                                         ------
HOTELS, RESTAURANTS & LEISURE - 1.3%
Cedar Fair, L.P.                                                  1          24
                                                                         ------
LEISURE PRODUCTS - 3.3%
Mattel, Inc.                                                      2          28
Nintendo Co., Ltd.                                               (b)         32
                                                                         ------
                                                                             60
                                                                         ------
MOTORCYCLE MANUFACTURERS - 1.4%
Ducati Motor Holding SPA  (a)                                    15          25
                                                                         ------
RESTAURANTS - 1.6%
Autogrill SPA                                                     3          29
                                                                         ------

ENERGY - 4.5%
OIL & GAS DRILLING - 3.1%
Santa Fe International Corp.,                                     1          19
Saipem SPA                                                        7          39
                                                                         ------
                                                                             58
                                                                         ------
OIL & GAS EQUIPMENT & SERVICES - 1.4%
Exel PLC                                                          2          25
                                                                         ------

FINANCIALS - 17.8%
BANKS - 5.8%
Banca Fideuram SPA                                                2          22
Banca Intesa SPA                                                  7          27
Bank of New York Co., Inc.                                        1          29
Southtrust Corp.                                                  1          29
                                                                         ------
                                                                            107
                                                                         ------
CONSUMER FINANCE - 2.7%
Household International, Inc.                                     1          49
                                                                         ------
DIVERSIFIED FINANCIAL SERVICES - 8.3%
Citigroup, Inc.                                                  (b)         20
Fannie Mae                                                       (b)         31
Fortis (a)                                                        1          29
Irish Life & Permanent                                            3          29
Orix Corp.                                                       (b)         25
The Goldman Sachs Group, Inc.                                    (b)         20
                                                                         ------
                                                                            154
                                                                         ------
INSURANCE - 1.0%
AFLAC, Inc.                                                       1          19
                                                                         ------

HEALTH CARE - 10.6%
BIOTECHNOLOGY - 3.7%
Enzon, Inc.,                                                     (b)         15
Genentech, Inc.                                                  (b)         13

COMMON STOCKS (CONTINUED)                                     SHARES      VALUE
--------------------------------------------------------------------------------
MedImmune, Inc                                                   (b)     $   14
Synthes-Stratec, Inc.                                            (b)         26
                                                                         ------
                                                                             68
                                                                         ------
HEALTH CARE EQUIPMENT - 2.3%
Baxter International, Inc.                                       (b)         24
Medtronic, Inc.                                                  (b)         18
                                                                         ------
                                                                             42
                                                                         ------
HEALTH CARE SUPPLIES - 3.4%
Essilor International SA                                         (b)         32
Smith & Nephew PLC                                                7          31
                                                                         ------
                                                                             63
                                                                         ------
PHARMACEUTICALS - 1.2%
American Home Products Corp.                                     (b)         22
                                                                         ------

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
HOUSEHOLD PRODUCTS
Kao Corp.                                                         1          25
                                                                         ------

INDUSTRIALS - 1.8%
CAPITAL GOODS
INDUSTRIAL CONGLOMERATES
General Electric Co.                                              1          34
                                                                         ------

MEDIA - 5.0%
BROADCASTING & CABLE
Comcast Corp. Special Class A,                                    1          27
Hispanic Broadcasting Corp.                                       1          18
RTL Group                                                        (b)         23
Viacom, Inc. Class B                                              1          25
                                                                         ------
                                                                             93
                                                                         ------

RETAILING - 2.7%
APPAREL RETAIL - 1.0%
The Gap, Inc.                                                     1          19
                                                                         ------
GENERAL MERCHANDISE STORES - 1.7%
Wal-Mart Stores, Inc.                                             1      $   31
                                                                         ------


SOFTWARE & SERVICES - 7.0%
APPLICATIONS SOFTWARE - 1.0%
BEA Systems, Inc.                                                (b)     $    9
Rational Software Corp.                                           1           9
                                                                         ------
                                                                             18
                                                                         ------
INTERNET SOFTWARE & SERVICES - 2.4%
America Online, Inc.                                              1          26
Parthethus Technologies PLC                                       1           8
The Money Store, Inc.                                             1          11
                                                                         ------
                                                                             45
                                                                         ------
SYSTEMS SOFTWARE - 2.7%
Microsoft Corp.                                                   1          29
Transmeta Corp.                                                   1          12
Veritas Software Corp.                                           (b)          9
                                                                         ------
                                                                             50
                                                                         ------
TECHNOLOGY SERVICES - 0.9%
Logica PLC                                                        1          16
                                                                         ------
TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
COMPUTER STORAGE & PERIPHERALS - 1.1%
EMC Corp.                                                        (b)         12
Mcdata Corporation-A Wi                                          (b)         (b)
Network Appliance, Inc.                                           1           8
                                                                         ------
                                                                             20
                                                                         ------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Celestica, Inc.  (a)                                              1          14
Venture Manufacturing (Singapore) Ltd.                            3          21
                                                                         ------
                                                                             35
                                                                         ------
NETWORKING EQUIPMENT - 0.5%
Cisco Systems, Inc.                                               1          10
                                                                         ------
SEMICONDUCTORS - 2.3%
Murata Manufacturing Co., Ltd.                                   (b)         17
United Microelectronics Corp. ADR  (a)                            3          26
                                                                         ------
                                                                             43
                                                                         ------

COMMON STOCKS (CONTINUED)                                     SHARES      VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 3.0%
Comverse Technology, Inc.                                        (b)     $   17
Finisar Corp.                                                     1           5
Gemplus International SA  (a)                                     5          25
Scientific-Atlanta, Inc.                                         (b)          8
                                                                         ------
                                                                             55
                                                                         ------
TELECOMMUNICATION SERVICES - 5.9%
DIVERSIFIED TELECOM SERVICES - 2.0%
ALTERNATIVE CARRIERS - 0.8%
Level 3 Communications, Inc.                                      1          14
                                                                         ------
INTEGRATED TELECOM SERVICES - 1.2%
Tele2 AB  (a)                                                     1          23
                                                                         ------
WIRELESS TELECOM SERVICES - 3.9%
AT&T Wireless Group                                               1          19
Safeway, Inc.                                                     1          30
Vodafone Group PLC ADR                                            1          23
                                                                         ------
                                                                             72
                                                                         ------

UTILITIES - 8.5%
ELECTRIC UTILITIES - 3.4%
Calpine Corp.                                                     1          37
Duke Energy Corp.                                                 1          26
                                                                         ------
                                                                             63
                                                                         ------
GAS UTILITIES - 4.2%
BG PLC                                                           11          43
Kinder Morgan, Inc.                                               1          35
                                                                         ------
                                                                             78
                                                                         ------
MULTI-UTILITIES - 0.9%
Enron Corp.                                                      (b)         16
                                                                         ------
TOTAL COMMON STOCKS
      (cost of $2,046)                                                    1,734
                                                                         ------

PREFERRED STOCK - 1.6%                                        SHARES      VALUE
--------------------------------------------------------------------------------
MATERIALS - 1.6%
DIVERSIFIED CHEMICALS
Henkel Kgaa                                                       1      $   29
                                                                         ------
TOTAL PREFERRED STOCK
     (cost of $30)                                                           29
                                                                         ------
TOTAL INVESTMENTS
     (cost of $2,076) (c)                                                 1,763
                                                                         ------
Other Assets & Liabilities, Net - 4.4%                                       82
                                                                         ------
NET ASSETS - 100.0%                                                      $1,845
                                                                         ======


Notes to Investment Portfolio:

(a) Non-income producing.

(b) Rounds to less than one.

(c) Cost for federal income tax purposes is the same.

SUMMARY OF SECURITIES
BY COUNTRY                    COUNTRY          VALUE       % OF TOTAL
---------------------------------------------------------------------
United States                                 $ 913            51.8
United Kingdom                  UK              159             9.0
Italy                           It              142             8.1
Japan                           Ja              127             7.2
France                          Fr               88             5.0
Germany                          G               74             4.2
Netherlands                     Ne               54             3.1
Ireland                         Ir               29             1.6
Denmark                         De               28             1.6
Switzerland                     Sz               26             1.5
Sweden                          Sw               23             1.3
Belgium                         Be               23             1.3
Hong Kong                       HK               22             1.2
Singapore                       Si               21             1.2
Australia                       At               20             1.1
Canada                          Ca               14             0.8
                                              ------          -----
                                              $1,763          100.0
                                              ======          =====


ACRONYM                                      NAME
-------                                      ----
  ADR                              American Depositary Receipt


See notes to financial statements.

LIBERTY GLOBAL YOUNG INVESTOR FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS EXCEPT FOR PER SHARE DATA)

ASSETS
Investments at value (cost $2,076)                           1,763
Cash                                          104
Receivable for:
  Investments sold                             11
  Fund shares sold                              1
  Dividends                                     1
Other                                          51              168
                                         --------          -------
    Total Assets                                             1,931
LIABILITIES
Payable for:
  Investments purchased                        10
Accrued Expenses:
  Management fee                                1
  Bookkeeping fee                               2
  Transfer Agent fee                            2
  Custodian fee                                 1
Expense Reimbursement due
  from Advisor                                 21
Other                                          49
                                         --------
    Total Liabilities                                           86
                                                           -------

NET ASSETS                                                 $ 1,845
                                                           =======
Net asset value & redemption price
  per share - Class A ($780/77)                            $ 10.14(a)
                                                           -------
Maximum offering price per share -
  Class A ($10.14/0.9425)                                  $ 10.76(b)
                                                           -------
Net asset value & offering price
  per share - Class B ($818/81)                            $ 10.12(a)
                                                           -------
Net asset value & offering price per
  share - Class C ($86/8)                                  $ 10.15(a)
                                                           -------
Net asset value & offering price per
  share - Class Z ($161/16)                                $ 10.15
                                                           -------
Composition of Net Assets
  Paid in capital                                            2,185
  Accumulated net investment loss                               (9)
  Accumulated net realized loss                                (18)
  Net unrealized depreciation                                 (313)
                                                           -------
                                                           $ 1,845
                                                           =======

LIBERTY GLOBAL YOUNG INVESTOR FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED
MARCH 31, 2001* (UNAUDITED)
(ALL AMOUNTS IN THOUSANDS )

INVESTMENT INCOME
Dividends                                                           $   3
Interest                                                                2
                                                                    -----
  Total investment income                                               5


EXPENSES
Management fee                                          $   5
Administration fee                                          1
Service fee-- Class A                                       1
Service fee-- Class B                                       1
Distribution fee-- Class B                                  2
Transfer agent                                              4
Bookkeeping fee                                             8
Trustees' fee                                               2
Custodian fee                                               2
Audit fee                                                  15
Legal fee                                                   2
Registration fee                                           27
Reports to shareholders                                     2
Other                                                       4
                                                        -----
                                                           76
Fees and expenses waived
  or borne by the Advisor                                 (62)         14
                                                        -----       -----
Net Investment Loss                                                    (9)
                                                                    -----

NET REALIZED & UNREALIZED LOSS
  ON PORTFOLIO POSITIONS
Net realized loss on investments                                      (18)
Net change in unrealized appreciation/depreciation
  during the period                                                  (313)
                                                                    -----
  Net Loss                                                           (331)
                                                                    -----
Decrease in Net Assets from Operations                              $(340)
                                                                    =====

* For the period 12/14/2000 (commencement of operations) to March 31, 2001.

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

LIBERTY GLOBAL YOUNG INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
(ALL AMOUNTS IN THOUSANDS)

                                                    (Unaudited)
                                                  Period ended
                                                     March 31,
                                                       2001*
                                                     ---------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss                                 $    (9)
Net realized loss                                       (18)
Net change in unrealized appreciation/
  depreciation                                         (313)
                                                    -------
  Net Decrease from Operations                         (340)
Fund Share Transactions
Receipts for shares sold-- Class A                      923
                                                    -------
Receipts for shares sold-- Class B                      967
                                                    -------
Receipts for shares sold-- Class C                      102
                                                    -------
Receipts for shares sold-- Class Z                      193
                                                    -------
  Net Increase from
  Fund Share Transactions                             2,185
                                                    -------
  Total Increase                                      1,845

NET ASSETS
Beginning of period                                      --
                                                    -------
End of period                                       $ 1,845
                                                    =======

NUMBER OF FUND SHARES
Sold -- Class A                                          77
                                                    -------
Sold -- Class B                                          81
                                                    -------
Sold -- Class C                                           8
                                                    -------
Sold -- Class Z                                          16
                                                    -------

*  For the period 12/14/2000 (commencement of operations) to March 31, 2001.



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)
NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Global Young Investor Fund (the "Fund"), a series of Liberty Funds Trust V, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased.

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares as defined in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES
AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class A, Class B and Class C distribution and service fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution and service fees applicable to Class A, Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

DISTRIBUTION TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

OTHER

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe & Farnham Incorporated (the "Advisor") is the investment Advisor of the Fund and receives a monthly fee at an annual rate of 0.85% of the average daily net assets.

ADMINISTRATIVE FEE

The Advisor also provides accounting and other services for a monthly fee at an annual rate of 0.15% of the average daily net assets.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $2,250 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the period ended March 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $606 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $58, and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C shares. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75%, annually, of the average net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A share distribution fee so that it does not exceed 0.05%, annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets.

For the period ended March 31, 2001, the Fund's operating expenses did not exceed the 1.50% expense limit.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the period ended March 31, 2001, purchases and sales of investments, other than short-term obligations, were $2,236,835 and $142,495, respectively.

Unrealized appreciation (depreciation) at March 31, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

     Gross unrealized appreciation             $   66,360
     Gross unrealized depreciation              (379,856)
                                               ---------
        Net unrealized depreciation            $(313,496)
                                               ---------

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects or changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate on the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instrument and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout the period are as follows:

                                                                                   (Unaudited)
                                                                         Period Ended March 31, 2001(a)
                                                               Class A        Class B        Class C       Class Z
                                                               -------        -------        -------       -------
Net asset value,
beginning of period                                            $ 12.00        $ 12.00        $ 12.00       $ 12.00
                                                               -------        -------        -------       -------
Income from investment operations
Net investment loss                                              (0.04)         (0.06)         (0.06)        (0.03)
Net realized and unrealized loss                                 (1.82)         (1.82)         (1.79)        (1.82)
                                                               -------        -------        -------       -------
Total from Investment Operations                                 (1.86)         (1.88)         (1.85)        (1.85)
                                                               =======        =======        =======       =======

Net asset value,
End of period                                                  $ 10.14        $ 10.12        $ 10.15       $ 10.15
                                                               =======        =======        =======       =======
Total return (b)                                                (15.50)%       (15.67)%      (15.42)%(c)    (15.42)%
Ratios to average net assets
Expenses (d)(e)                                                   1.80%          2.50%          2.50%         1.50%
Net investment loss (d)(e)                                       (1.04)%        (1.74)%        (1.74)%       (0.74)%
Portfolio turnover rate                                             26%            26%            26%           26%
Net assets at end of period (000's)                            $   780        $   818        $    86       $   161

(a) From commencement of operations on December 14, 2000.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) Annualized.

                      This page left intentionally blank.

                                 ACTIVITY PAGES

                     PUZZLES AND GAMES (AGES THREE TO FIVE)


                        CAN YOU MATCH THESE COINS?

                    For his birthday, Jason received an interesting gift from his grandmother. "Here are eight paper coins," she wrote in his card. "If you can find a safe place to put them and then match them with the same kind of real coins, I will take you to the zoo."

                    YOU CAN HELP JASON GET TO THE ZOO BY FOLLOWING THESE
                    DIRECTIONS:

                    FIRST, color the picture of the treasure chest and the eight
[BOY GRAPHIC]              coins.
                    NEXT,  cut out the treasure chest and tape it together
                           using the instructions below.
                    THEN,  cut out the coins.
                    AFTER  counting the coins, put them into the treasure
                           chest.
                    FIND   eight real coins that are the same as the coins in
                           the chest. (Hint: Ask your parents to help.)

                    How many coins do you now have of each kind?
                    Can you find more coins to put in the treasure chest?
                    What do you think Jason could buy with his coins at the zoo?



                                                        [GIRL GRAPHIC]



[TREASURE CHEST & COINS GRAPHIC]




                                                            INSTRUCTIONS

                                                  1. CUT OUT THE CHEST.
                                                  2. CUT OUT THE COIN SLOT
                                                     PLUS THE SLOT FOR THE LOCK.
                                                  3. FOLD ON ALL DOTTED LINES.
                                                  4. ASSEMBLE AS SHOWN.

                                                                               I

                              MORE MONEY GAMES...


                    MORE MONEY GAMES...

HEY PARENTS! Want to help your preschooler learn more about the value of money? Here are other games you can play together:

JUST A TRACE -- Place a penny, a nickel, a dime and a quarter close together on a flat surface and then cover the coins with a blank sheet of white paper. With a #2 pencil, have your child make a "rubbing" of each coin and guess what the coin is from the "rubbing." You can then make "rubbings" of coins with similar values (for example, 10 pennies, two nickels and a dime).

WHAT'S THE DIFFERENCE? -- Lay out a $1, $5, $10 and $20 bill on a table. Have your child tell you how each bill is different from the others. Talk about what each of the bills might buy (a soft drink, a movie ticket, etc.)

THE PRICE IS RIGHT -- Gather five pennies, a nickel, a dime, a quarter and a bag of small items (candies, crayons, stickers, etc.). Explain that each item in the bag costs a penny. Have your child "buy" various numbers of the items using different combinations of the coins available.



                                                                   [BOY GRAPHIC]




[GIRL GRAPHIC]                          [COINS GRAPHIC]

II

                     PUZZLES AND GAMES (AGES SIX TO EIGHT)

                            WHERE DOES MY MONEY GO?

Ever wonder what happens to your allowance? Learn the answer to this mysterious question using the handy budget sheet below. For three weeks, write down every penny you spend. Then add up the totals for each category. If you find there's nothing left for something big that you really want, put some money in your piggy bank each week and list it in the "Savings Goal" category. (Be sure to draw a picture of the special item you're saving for to get you going!)



THIS BUDGET BELONGS TO ____________________________.             SAVINGS
                                                                  GOAL $_______
MY WEEKLY ALLOWANCE IS $______________________.             (DRAW WHAT YOU ARE
                                                            SAVING FOR BELOW.)

WEEK #1
          FOOD      FUN       TOYS      OTHER

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

WEEK #2
          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

WEEK #3
          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____                   $ _______

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

          $_____    $_____    $_____    $_____

Sub Total $_____    $_____    $_____    $_____

Grand
Total     $_____    $_____    $_____    $_____


[PIGGY BANK AND CLOUD GRAPHIC]


                                                                             III

                             CRAZY, MIXED-UP MONEY!

                             (AGES NINE TO TWELVE)

[MONEY GRAPHIC]

Grab a pencil, and have a friend choose nouns and verbs for the blanks in the following story -- without looking at the story first. After you've read the crazy, mixed-up version of the story aloud, erase the words and pick nouns and verbs that help the story make sense. (Answers below.)

NOUNS                                        VERBS
stock          NAV            advice         save      try
total return   gain           investing      read      mount
dividend       loss           nest egg       spend     have
interest       mutual fund    money          lend      count
girl           friend         pain           holler
quarter        savings        need
rule           dollar         paper


     There once was a ________ from Big Bend, who each week her allowance would
                       (noun)
________. When asked for a ________, her ________(s) heard her ________, "I
 (verb)                     (noun)        (noun)                (verb)
just have no ________ to ________!"
              (noun)      (verb)

     One day to ________ something quite brave, she picked out a _______ to
                 (verb)                                           (noun)
________. As her ________ did ________, the ________ she'd ________. Soon to a
 (verb)           (noun)       (verb)        (noun)         (verb)
________ her ________ she gave.
 (noun)       (noun)

     Each day in the ________ she'd ________ her fund's ________ and indeed,
                      (noun)         (verb)              (noun)
she soon told ________ from ________ without any ________ whenever she would
               (noun)        (noun)               (noun)
________ the ________.
 (verb)       (noun)

     With ________(s) she also learned ________(s) for ________(s) and
           (noun)                       (noun)          (noun)
________(s). Now, when asked for ________, she tries to be nice. "________,"
 (noun)                           (noun)                           (noun)
she says, "is quite cool!"

 Answers: girl, spend, dollar, friend, holler, money, lend, try, quarter, save, savings, mount, interest, count, mutual fund, nest egg, paper, read, NAV, loss, gain, pain, have, need, stock, rule, dividend/total return, total return/dividend, advice, investing



IV

                    Puzzles and Games (AGES NINE TO TWELVE)

WORD HUNT

Find and circle these money words in the letter jumble below.
(Keep in mind that some words may be spelled backward.)

MOOLAH         STOCK          SAVE           DOUGH          DIME           MUTUAL FUNDS
CABBAGE        BOND           INVEST         BUCK           WAMPUM         INTEREST
GREENBACK      BANK           DIVIDEND       NICKEL         DOLLAR         QUARTER
WALL STREET    BUDGET         PENNY          SHARE          CASH           ALLOWANCE
TAXES          MONEY          INCOME         EXPENSE        IRA            TOTAL RETURN


                              [WORD SEARCH PUZZLE]

                           [MAGNIFYING GLASS GRAPHIC]

                                                                               V

                          WHAT'S MY INVESTMENT WORTH?
                             (AGES NINE TO TWELVE)


     When you put your savings in an investment like shares of a Liberty Young Investor Fund, the value of your investment changes over time. The size of this change depends partly on what happens to the prices of stocks that the Fund owns. You can see what your savings are worth on a particular day by checking the Fund's "net asset value" (also known as its NAV). This is the value of one share of the fund on that day. Multiply the NAV by the number of shares you own and PRESTO! You have the total value of your investment.

NAV is calculated at the end of each business day by adding up the final price for every stock in the Fund. Most daily newspapers print a fund's NAV the next day in their business sections. To the left is an example of what a page with the NAVs for various make-believe mutual funds might look like.

You can learn more about the way NAV works by checking your newspaper each week. The graph below is an example of how to plot NAV.

[MUTUAL FUNDS NEWSPAPER GRAPHIC]

You're now ready to make your own graph. This graph can help you follow the value of your Young Investor Fund shares over time. On the line for the first date, place a dot at the level of NAV for that day. On the line for the next date, place a dot for that day's NAV -- and so on. When you have several dots on the graph, draw a line that connects them to each other. Along the bottom of the graph, list the dates on which you will check the NAV for your shares. (To be consistent, use a regular time period, like the Monday of each week.) This will give you a good picture of how the NAV has changed over time.


                   [YOUNG INVESTOR FUND VALUES GRAPHIC]

VI

TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education
Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Global Young Investor Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Global Young Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


SEMIANNUAL REPORT:
Liberty Global Young Investor Fund

                               GIVE ME LIBERTY(R).

                   LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income. . . we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

                    LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


LIBERTY GLOBAL YOUNG INVESTOR FUND  SEMIANNUAL REPORT, MARCH 31, 2001

[LIBERTY FUNDS LOGO]
LIBERTY FUNDS DISTRIBUTOR, INC.(C) 2001
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621, 800-426-3750 www.libertyfunds.com

                                                                   PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20


                                                 754-03/386F-0301 (05/01) 01/836